Note 24 - Management of Capital - Schedule of Capital Mangement (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Equity	$ 78,203	$ 182,874	$ 194,793	$ 157,355
Less: cash	(4,912)	(7,313)
Capital, total	$ 73,291	$ 175,561